Facility Exit Costs - SRA (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Restructuring Cost and Reserve [Line Items]
Summary of Accrued Facility Exit Charges
The following is a summary of the accrued facility exit charge (in thousands). The current portion is included in accounts payable and accrued expenses and the long-term portion is included in other long-term liabilities in the condensed consolidated balance sheets.

Balance as of June 30, 2015	$10,786
Facility exit costs accrued, net	(627)
Cash payments	(1,616)
Other	(50)
Balance as of September 30, 2015	8,493
Current portion of facility exit charge liability	(5,145)
Long-term facility exit charge liability	$3,348

The following is a summary of the accrued facility exit charge (in thousands). The current portion is included in accounts payable and accrued expenses and the long-term portion is included in other long-term liabilities in the consolidated balance sheets.

Balance as of June 30, 2013	$3,538
Facility exit costs accrued	12,810
Cash payments	(2,202)
Non-cash settlement	(780)

Balance as of June 30, 2014	13,366
Facility exit costs accrued	5,545
Cash payments	(7,689)
Non-cash settlement	(436)

Balance as of June 30, 2015	10,786
Less: Current portion of facility exit charge liability	(6,667)

Long-term facility exit charge liability	$4,119